Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	€ 2,997	€ 3,466
Additions other than through business combinations, intangible assets other than goodwill	392	449
Assets available for use	0	0
Acquisitions through business combinations, intangible assets other than goodwill	841	185
Amortisation, intangible assets other than goodwill	568	560
Impairment loss recognised in profit or loss, intangible assets other than goodwill	126	235
Decrease through classified as held for sale, intangible assets other than goodwill	82	102
Increase (decrease) through net exchange differences, intangible assets other than goodwill	195	(204)
Increase (decrease) in intangible assets other than goodwill	653	(468)
Intangible assets other than goodwill at end of period	3,650	2,997
Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	120	184
Acquisitions through business combinations, intangible assets other than goodwill	62	8
Amortisation, intangible assets other than goodwill	21	26
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0
Decrease through classified as held for sale, intangible assets other than goodwill	10	33
Increase (decrease) through net exchange differences, intangible assets other than goodwill	12	(13)
Increase (decrease) in intangible assets other than goodwill	42	(65)
Intangible assets other than goodwill at end of period	162	120
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	651	890
Additions other than through business combinations, intangible assets other than goodwill		1
Acquisitions through business combinations, intangible assets other than goodwill	544	1
Amortisation, intangible assets other than goodwill	126	121
Impairment loss recognised in profit or loss, intangible assets other than goodwill	3	1
Decrease through classified as held for sale, intangible assets other than goodwill	3	55
Increase (decrease) through net exchange differences, intangible assets other than goodwill	80	(64)
Increase (decrease) in intangible assets other than goodwill	492	(239)
Intangible assets other than goodwill at end of period	1,143	651
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	869	961
Additions other than through business combinations, intangible assets other than goodwill	9	12
Acquisitions through business combinations, intangible assets other than goodwill	235	175
Amortisation, intangible assets other than goodwill	114	103
Impairment loss recognised in profit or loss, intangible assets other than goodwill	57	118
Decrease through classified as held for sale, intangible assets other than goodwill	11	1
Increase (decrease) through net exchange differences, intangible assets other than goodwill	69	(58)
Increase (decrease) in intangible assets other than goodwill	131	(92)
Intangible assets other than goodwill at end of period	1,000	869
Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	622	592
Additions other than through business combinations, intangible assets other than goodwill	1	0
Assets available for use	247	373
Acquisitions through business combinations, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	219	221
Impairment loss recognised in profit or loss, intangible assets other than goodwill	51	62
Decrease through classified as held for sale, intangible assets other than goodwill	17	8
Increase (decrease) through net exchange differences, intangible assets other than goodwill	17	(53)
Increase (decrease) in intangible assets other than goodwill	(22)	30
Intangible assets other than goodwill at end of period	599	622
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	398	523
Additions other than through business combinations, intangible assets other than goodwill	261	305
Assets available for use	(247)	(374)
Amortisation, intangible assets other than goodwill	0	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	15	44
Decrease through classified as held for sale, intangible assets other than goodwill	6	2
Increase (decrease) through net exchange differences, intangible assets other than goodwill	23	(10)
Increase (decrease) in intangible assets other than goodwill	17	(125)
Intangible assets other than goodwill at end of period	414	398
Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	295	257
Additions other than through business combinations, intangible assets other than goodwill	117	127
Assets available for use	0
Acquisitions through business combinations, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	85	84
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	2
Decrease through classified as held for sale, intangible assets other than goodwill	34	3
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(7)	0
Increase (decrease) in intangible assets other than goodwill	(8)	38
Intangible assets other than goodwill at end of period	287	295
Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	44	59
Additions other than through business combinations, intangible assets other than goodwill	2	2
Assets available for use	0	0
Acquisitions through business combinations, intangible assets other than goodwill	0	0
Amortisation, intangible assets other than goodwill	3	4
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	8
Increase (decrease) through net exchange differences, intangible assets other than goodwill	1	(6)
Increase (decrease) in intangible assets other than goodwill	1	(15)
Intangible assets other than goodwill at end of period	44	44
Gross carrying amount [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	8,883	9,579
Intangible assets other than goodwill at end of period	9,944	8,883
Gross carrying amount [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	556	709
Intangible assets other than goodwill at end of period	644	556
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,036	2,476
Intangible assets other than goodwill at end of period	2,590	2,036
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,434	2,491
Intangible assets other than goodwill at end of period	2,605	2,434
Gross carrying amount [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,519	2,387
Intangible assets other than goodwill at end of period	2,701	2,519
Gross carrying amount [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	480	578
Intangible assets other than goodwill at end of period	505	480
Gross carrying amount [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	723	784
Intangible assets other than goodwill at end of period	754	723
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	135	154
Intangible assets other than goodwill at end of period	146	135
Accumulated depreciation, amortisation and impairment [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(5,886)	(6,113)
Intangible assets other than goodwill at end of period	(6,294)	(5,886)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(437)	(524)
Intangible assets other than goodwill at end of period	(481)	(437)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,385)	(1,587)
Intangible assets other than goodwill at end of period	(1,447)	(1,385)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,565)	(1,530)
Intangible assets other than goodwill at end of period	(1,605)	(1,565)
Accumulated depreciation, amortisation and impairment [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,897)	(1,795)
Intangible assets other than goodwill at end of period	(2,102)	(1,897)
Accumulated depreciation, amortisation and impairment [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(83)	(56)
Intangible assets other than goodwill at end of period	(91)	(83)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(427)	(527)
Intangible assets other than goodwill at end of period	(467)	(427)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(91)	(94)
Intangible assets other than goodwill at end of period	€ (101)	€ (91)